Equity (Details) - Schedule of stock option activities - Stock Options [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Equity (Details) - Schedule of stock option activities [Line Items]
Amount of options, Outstanding Beginning balance | shares	1,835,385
Weighted average exercise, Outstanding Beginning balance | $ / shares	$ 22.27
Weighted average remaining contractual life (in years), Outstanding Beginning balance	3 years 9 months 7 days
Aggregate intrinsic value, Outstanding Beginning balance | $	$ 22,374
Amount of options, Granted | shares	404,500
Weighted-Average Exercise Price, Granted | $ / shares	$ 21.19
Amount of options, Exercised | shares	(21,253)
Weighted average exercise, Exercised | $ / shares	$ 10.65
Amount of options, Expired and forfeited | shares	(85,869)
Weighted average exercise, Expired and forfeited | $ / shares	$ 24.07
Amount of options, Ending balance | shares	2,132,763
Weighted average exercise, Ending balance | $ / shares	$ 21.51
Weighted average remaining contractual life (in years), Ending balance	3 years 3 months 18 days
Aggregate intrinsic value, Ending balance | $	$ 5,531
Amount of options, Vested and expected to vest | shares	2,132,763
Weighted average exercise, Vested and expected to vest | $ / shares	$ 21.51
Weighted average remaining contractual life (in years), Vested	3 years 3 months 18 days
Aggregate intrinsic value, Vested | $	$ 5,531
Amount of options, Exercisable | shares	1,010,513
Weighted average exercise, Exercisable | $ / shares	$ 16.21
Weighted average remaining contractual life (in years), Exercisable	1 year 11 months 12 days
Aggregate intrinsic value, Exercisable | $	$ 4,305